Assets held for sale	12 Months Ended
Mar. 31, 2020
Assets held for sale
Assets held for sale

9.           Assets held for sale

In August 2019, the Company entered into an agreement to sell 10 Boeing 737 aircraft in the years ending March 31, 2020 and 2021.  3 of these aircraft were sold during the year ended March 31, 2020. The remaining 7 aircraft are presented as assets held for sale as at March 31, 2020 and are stated at the lower of their carrying amount and fair value less costs to sell.